Franklin Templeton

One Franklin Parkway

San Mateo, California 94403

1933 Act File No. 033-23493

1940 Act File No. 811-05583

January 14, 2021

Filed via EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Franklin VolSmart Allocation VIP Fund, a series of Franklin Templeton Variable Insurance Products Trust (the “Registrant”)

File Nos. 033-23493 and 811-05583

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 110/111 to the Registration Statement on Form N-1A of the Fund (the “Amendment”). This Amendment is being filed to register Class 1 shares of the Fund. The Class 1 shares of the Fund are substantially similar to the Class 1 shares of other series of the Registrant. The Amendment relates only to Class 1 shares of the Fund and does not otherwise delete, amend or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares or the Fund’s other classes of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary